PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

	March 31, 2024	December 31, 2023
Leasehold Improvement	$32,125	$32,125
Computer	11,770	11,770
Equipment	147,409	147,409
Total	191,304	191,304
Less: accumulated depreciation and amortization	(181,808)	(175,333)
Total property and equipment, net	$9,496	$15,971

Depreciation expense for the three months ended March 31, 2024, and 2023, was $6,475 and $6,476, respectively.

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

	December 31, 2023	December 31, 2022
Leasehold Improvement	$32,125	$32,125
Computer	11,770	11,770
Equipment	147,409	147,409
Total	191,304	191,304
Less: accumulated depreciation and amortization	(175,333)	(149,432)
Total property and equipment, net	$15,971	$41,872

Depreciation expense for the years ended December 31, 2023, and 2022, was $25,901 and $25,903, respectively.